Note Payable	6 Months Ended
Jun. 30, 2024
Note Payable [Abstract]
Note Payable

Note 6

Note Payable

In January 2024, the Company entered into a note payable of $396,000 for payment of its directors’ and officers’ insurance policy. The note payable had a term of 10 months and has a 7.99% stated interest rate. As of June 30, 2024, five payments totaling $201,285 were outstanding.